OTHER COMPREHENSIVE INCOME (LOSS) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Foreign currency translation
Unrealized foreign currency translation (losses) gains in respect of foreign operations	$ (467)	$ 87	$ 207
Reclassification of realized foreign currency translation gains to net income on disposition of foreign operations	27	0	26
Gains (losses) on hedges of net investments in foreign operations, net of income tax expense (benefit) of nil (2020 - nil; 2019 - $2 million)	163	650	(176)
Reclassification of hedges of net investment in foreign operations (losses) to net income on disposition of foreign operations	0	0	6
Foreign currency translation	(277)	737	63
Cash flow hedges
Gains on derivatives designated as cash flow hedges, net of income tax expense (benefit) of $(12) million (2020 - $4 million; 2019 - $4 million)	95	116	21
Cash flow hedges	95	116	21
Equity accounted investments
Share of unrealized foreign currency translations (losses) gains in respect of foreign operations	(2)	4	0
Reclassification gains from hedges of net investment in foreign operation to net income on disposition of foreign operations	0	0	1
Share of gains (losses) on derivatives designated as cash flow hedges, net of income tax expense (benefit) of nil (2020 - nil; 2019 – nil)	56	(62)	(51)
Equity accounted investments	54	(58)	(50)
Items that will not be reclassified to net income:
Unrealized (losses) gains on securities - FVTOCI, net of income tax benefit of $59 million (2020 - $11 million; 2019 - $6 million)	(33)	17	(7)
Share of revaluation surplus (losses) on equity accounted investments, net of income tax expense (benefit) of nil (2020 - nil; 2019 - nil)	354	(206)	16
Net remeasurement gains (losses) on defined benefit plan, net of income tax expense of nil (2020 – nil; 2019 – nil)	0	(1)	(1)
Revaluation surplus (loss), net of income tax expense of $(120) million (2020 –$49 million; 2019 – $22 million)	811	(191)	281
Items that will not be reclassified to net income:	1,132	(381)	289
Total other comprehensive income	$ 1,004	$ 414	$ 323